Related Parties Payable (Details) - Schedule of significant balances between group and related parties - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Parties Payable (Details) - Schedule of significant balances between group and related parties [Line Items]
Borrowing of funds	$ 1,132,811	$ 560,165
Yan, Keyan [Member]
Related Parties Payable (Details) - Schedule of significant balances between group and related parties [Line Items]
Borrowing of funds	826,422	560,165
Sun, Lei [Member]
Related Parties Payable (Details) - Schedule of significant balances between group and related parties [Line Items]
Borrowing of funds	$ 306,389